Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	825,459	491,345
Common stock, shares outstanding	825,459	491,345